N-2	Feb. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001326190
Amendment Flag	false
Securities Act File Number	001-32587
Document Type	8-K
Entity Registrant Name	ALTIMMUNE, INC.
Entity Address, Address Line One	910 Clopper Road
Entity Address, Address Line Two	Suite 201S
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	654-1450
Entity Emerging Growth Company	false